FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Sensitivity Analysis
The effect of fluctuations in various exchange rates on the Company’s income and equity is as follows:

	December 31, 2017
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(216)	(113)	2,376	125	264
Other receivables	(30)	(15)	325	17	36
Trade payables	69	36	(764)	(40)	(85)
Other payables	69	36	(756)	(40)	(84)
Total NIS-linked balances	(108)	(56)	1,181	62	131
Euro-linked trade payables	(94)	(49)	(1,031)	(54)	(115)
Total	(202)	(105)	150	8	16

The Company also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

	December 31, 2016
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(33)	(18)	368	19	41
Other receivables	(20)	(11)	223	12	25
Trade payables	40	21	(438)	(23)	(49)
Other payables	82	43	(901)	(47)	(100)
Total NIS-linked balances	69	35	(748)	(39)	(83)
Euro-linked trade payables	36	19	(413)	(21)	(44)
Total	105	54	(1,161)	(60)	(127)

Schedule of Credit Risk
The Company considers its maximum exposure to credit risk to be as follows:

	December 31,
	2016	2017
	in USD thousands
Assets:
Cash and cash equivalents	2,469	5,110
Short-term bank deposits	33,154	44,373
Other receivables	223	586
Total	35,846	50,069